RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

20.RELATED-PARTY TRANSACTIONS

Certain of the Company’s subsidiaries earn revenue from various related parties controlled by individuals that are members or officers of the Company. Summarized activity and balance as of and for the years ended December 31, 2024 and 2023 are as follows (in thousands):

	Revenue		Due from/(Due to)
Subsidiary	2024	2023	2024	2023
CLS	$1,000	$1,000	$(0.1)	$(0.1)
Total	$1,000	$1,000	$(0.1)	$(0.1)

The revenue amounts and amounts due to and due from are included in commissions on the accompanying consolidated statements of operations and other assets on the consolidated statements of financial condition, respectively.